Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net income for the year	R$ 23,380,804	R$ 16,033,961	R$ 21,173,207
Financial assets at fair value through other comprehensive income
Unrealized gains/(losses)	(13,601,053)	(1,529,928)	7,752,853
Gains/(losses) transferred to income	(1,081,393)	(1,720,958)	651,428
Tax effect	6,045,476	1,447,558	(3,609,375)
Unrealized gains/(losses) on hedge
Cash flow hedge	(1,962,706)	(335,620)	260,397
Hedge of investment abroad	(224,055)	(187,629)	(119,635)
Tax effect	1,021,384	235,462	(42,854)
Exchange differences on translations of foreign operations
Foreign exchange on translations of foreign operations	(19,107)	235,863	73,867
Gains/(losses) on equity instruments at fair value through other comprehensive income	1,080,075	3,573,603	1,482,384
Tax effect	(441,363)	(1,464,897)	(579,763)
Other	73,830	(21,593)	(204,538)
Total other comprehensive income	(9,108,912)	231,861	5,664,764
Total comprehensive income for the year	14,271,892	16,265,822	26,837,971
Attributable to shareholders:
Shareholders of the parent	14,063,410	16,068,723	26,687,787
Non-controlling interest	R$ 208,482	R$ 197,099	R$ 150,184